UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           -----------------------------------------------------

Form 13F File Number: 28-05723
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Kistner
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  (949) 718-9701
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Kistner               Newport Beach, CA                2/11/2003
----------------------               -----------------                ---------
     [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           61
                                         -----------
Form 13F Information Table Value Total:  $ 1,623,433
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -----
AFLAC INC                      COM              001055102      214    7100 SH               SOLE        7100      0     0
AIR PRODUCTS & CHEMICALS INC   COM              009158106    46172 1080055 SH               DEFINED  1064455      0 15600
ALCATEL SA ADR                 ADR              013904305      103   23400 SH               SOLE       23400      0     0
APPLE COMPUTER INC             COM              037833100    39675 2768681 SH               DEFINED  2725281      0 43400
ASTRAZENECA PLC - SPONS ADR    ADR              046353108    40863 1164520 SH               DEFINED  1151145      0 13375
BAKER HUGHES INC               COM              057224107     2157   67000 SH               SOLE       67000      0     0
BANCO BILBAO VIZCAYA           ADR              05946K101      145   15100 SH               SOLE       15100      0     0
BANK OF NEW YORK CO INC        COM              064057102     4214  175860 SH               SOLE      175860      0     0
BELLSOUTH CORP                 COM              079860102    15716  607494 SH               DEFINED   602924      0  4570
BOEING CO.                     COM              097023105    45139 1368267 SH               DEFINED  1347817      0 20450
CHEVRON TEXACO CORP            COM              166764100      660    9928 SH               SOLE        9928      0     0
CHUBB CORP                     COM              171232101    49163  941820 SH               DEFINED   927950      0 13870
CINCINNATI FINANCIAL CORP      COM              172062101    61737 1644127 SH               DEFINED  1619862      0 24265
CITIGROUP INC                  COM              172967101      239    6795 SH               SOLE        6795      0     0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    41317 1107992 SH               DEFINED  1089942      0 18050
CONOCOPHILLIPS                 COM              20825C104    46263  956046 SH               DEFINED   941078      0 14968
CYTEC INDUSTRIES INC           COM              232820100    50614 1855362 SH               DEFINED  1826312      0 29050
DOMINION RES INC VA            COM              25746U109     7554  137600 SH               DEFINED   132900      0  4700
EMERSON ELECTRIC CO            COM              291011104     7877  154900 SH               DEFINED   153040      0  1860
GILLETTE COMPANY               COM              375766102    58694 1933293 SH               DEFINED  1904793      0 28500
GOLDMAN SACHS GROUP INC        COM              38141G104    48478  711860 SH               DEFINED   701020      0 10840
HONEYWELL INTERNATIONAL INC    COM              438516106    30734 1280591 SH               DEFINED  1260797      0 19794
ING GROEP NV ADR               ADR              456837103    29609 1758278 SH               DEFINED  1736888      0 21390
INTERNATIONAL BUSINESS MACHIN  COM              459200101    46774  603535 SH               DEFINED   593990      0  9545
ISHARES RUSSELL 1000 VALUE     COM              464287598     3349   73020 SH               SOLE       73020      0     0
ISHARES RUSSELL 2000 VALUE FD  COM              464287630      424    3800 SH               SOLE        3800      0     0
KLM ROYAL DUTCH AIRLINES       COM              482516309       99   10300 SH               SOLE       10300      0     0
KELLOGG CO                     COM              487836108    52422 1529675 SH               DEFINED  1506765      0 22910
KIMBERLY-CLARK                 COM              494368103    29585  623240 SH               DEFINED   614750      0  8490
KOMATSU LTD - SPONSORED ADR    ADR              500458401      139   10675 SH               SOLE       10675      0     0
KROGER CO                      COM              501044101    46492 3009168 SH               DEFINED  2961618      0 47550
MATSUSHITA ELEC INDL           ADR              576879209    28202 2937683 SH               DEFINED  2905533      0 32150
MERCK & CO., INC.              COM              589331107     8078  142700 SH               DEFINED   138300      0  4400
METLIFE INC                    COM              59156R108     7640  282550 SH               DEFINED   275650      0  6900
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    29705 5552395 SH               DEFINED  5467845      0 84550
MOLEX INC - CLASS A            COM              608554200    42930 2158380 SH               DEFINED  2126070      0 32310
MOTOROLA INC                   COM              620076109    30446 3519845 SH               DEFINED  3466185      0 53660
NCR CORPORATION                COM              62886E108    34397 1448917 SH               DEFINED  1428453      0 20464
NEC CORP. - SPONSORED ADR      ADR              629050204       85   22700 SH               SOLE       22700      0     0
POSCO SPONSORED ADR'S          ADR              693483109    42447 1716415 SH               DEFINED  1685765      0 30650
PENNEY (J.C.) CO               COM              708160106    55265 2401765 SH               DEFINED  2366885      0 34880
PROGRESS ENERGY INC            COM              743263105      694   16000 SH               SOLE       16000      0     0
RAYTHEON CO NEW                COM              755111507    61075 1986178 SH               DEFINED  1955443      0 30735
SBC COMMUNICATIONS INC         COM              78387G103    34991 1290700 SH               DEFINED  1270217      0 20483
SIERRA PACIFIC RESOURCES       COM              826428104    18587 2859475 SH               DEFINED  2808075      0 51400
ST MICROELECTRONICS NV-NY      COM              861012102    28183 1444590 SH               DEFINED  1430950      0 13640
TDC A/S SPONSORED ADR'S        ADR              87236N102      128   10550 SH               SOLE       10550      0     0
TEXAS INSTRUMENTS INC          COM              882508104     5455  363450 SH               DEFINED   350450      0 13000
3M CO                          COM              88579Y101    59016  478637 SH               DEFINED   471702      0  6935
TOTAL FINA ELF SA SPON ADR     ADR              89151E109      346    4843 SH               SOLE        4843      0     0
TREDEGAR CORP                  COM              894650100      329   21936 SH               SOLE       21936      0     0
TYCO INTL LTD (NEW)            COM              902124106    40743 2385475 SH               DEFINED  2348055      0 37420
UNOCAL CORP                    COM              915289102      320   10450 SH               SOLE       10450      0     0
VALERO ENERGY CORP             COM              91913Y100    51962 1406664 SH               DEFINED  1386314      0 20350
VIACOM INC CL A                COM              925524100      326    8000 SH               SOLE        8000      0     0
VODAFONE GROUP PLC             ADR              92857W100      185   10150 SH               SOLE       10150      0     0
WASHINGTON MUTUAL INC          COM              939322103    25994  752798 SH               DEFINED   740877      0 11921
WELLS FARGO & CO (NEW)         COM              949746101    59661 1272908 SH               DEFINED  1254063      0 18845
XEROX CORP                     COM              984121103    35708 4435756 SH               DEFINED  4372956      0 62800
WEATHERFORD INTERNATIONAL LTD  COM              G95089101    51703 1294850 SH               DEFINED  1275090      0 19760
ALCON INC                      COM              H01301102    62211 1573955 SH               DEFINED  1552015      0 24940
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